Financial Instruments - Contractual Maturities of Financial Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Disclosure of maturity analysis for financial liabilities [Line Items]
Long-term debt (includes current portion)	$ 61,800	$ 89,900
Trade payables	17,831	19,703
Provision and accrued expenses	27,619	28,826
Other liabilities	5,485	13,834
Other employee obligations	63,129	59,347
Derivative financial instruments	2,403	8,755
Total	178,267	220,365
Less than 1 Year [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Long-term debt (includes current portion)	28,200	28,100
Trade payables	17,831	19,703
Provision and accrued expenses	27,619	28,826
Other liabilities	5,485	10,680
Other employee obligations	63,129	59,347
Derivative financial instruments	2,096	6,466
Total	144,360	153,122
1-2 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Long-term debt (includes current portion)	16,800	28,200
Other liabilities		3,154
Derivative financial instruments	307	2,289
Total	17,107	33,643
2-5 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Long-term debt (includes current portion)	16,800	33,600
Total	$ 16,800	$ 33,600